Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Income (Loss) from Discontinued Operations

	2014	2013	2012
	US$	US$	US$
Net Sales	2,922,127	14,256,314	68,325,333
Cost of goods sold	(4,323,267)	(13,962,646)	(55,010,909)

Gross profit (loss)	(1,401,140)	293,668	13,314,424
Selling, general and administrative expenses	(2,185,399)	(3,870,995)	(10,489,783)

Operating profit (loss)	(3,586,539)	(3,577,327)	2,824,641
Interest expense, net	—	—	(2,402)
Other income (expense), net	(1,960,485)	988,264	(1,200,979)
Income tax expenses	—	—	(25,263)

Income (Loss) from discontinued operations, net of tax	(5,547,024)	(2,589,063)	1,595,997